Employee benefits - Net defined benefit obligations - Reconciliation (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		€ 3,199	€ 2,337
Total-closing balance		3,097	3,199	€ 2,337
Increase in discount rates in 2022 | FRANCE
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions		(352)
Increase in discount rates in 2022 | UNITED KINGDOM
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions		(130)
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		3,740	2,812
Service cost		131	1,379	150
Net interest on the defined benefit liability		19	15	17
Actuarial losses/(gains) arising from changes of assumptions		(490)	(5)	102
(Gains)/Losses arising from experience		459	(47)	(121)
Benefits paid		(374)	(439)	(555)
Translation adjustment and other		(14)	25	(11)
Total-closing balance		3,471	3,740	2,812
Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions		(495)	(76)	€ 63
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		10
Total-closing balance		28	10
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		550
Net interest on the defined benefit liability		6
Actuarial losses/(gains) arising from changes of assumptions		(144)
(Gains)/Losses arising from experience		20
Benefits paid		(20)
Translation adjustment and other		(13)
Total-closing balance		401	550
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions		(132)
Capital Based Defined Benefit Plans [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		855
Total-closing balance		709	855
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		856
Service cost		67
Net interest on the defined benefit liability		14
Actuarial losses/(gains) arising from changes of assumptions		(230)
(Gains)/Losses arising from experience		31
Benefits paid		(30)
Translation adjustment and other		2
Total-closing balance		710	856
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions		(234)
Other Post-Employment Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		16
Total-closing balance		2	16
Other Post-Employment Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		16
Service cost		(6)
Net interest on the defined benefit liability		0
Actuarial losses/(gains) arising from changes of assumptions		(6)
(Gains)/Losses arising from experience		(2)
Benefits paid		(1)
Translation adjustment and other		0
Total-closing balance		2	16
Other Post-Employment Benefits [Member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions		(4)
French part-time for seniors plans
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		1,720
Service cost	€ 1,225
Total-closing balance		1,753	1,720
French part-time for seniors plans | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		1,720
Service cost		10
Net interest on the defined benefit liability		(2)
Actuarial losses/(gains) arising from changes of assumptions		(110)
(Gains)/Losses arising from experience		410
Benefits paid		(276)
Translation adjustment and other		0
Total-closing balance		1,753	1,720
French part-time for seniors plans | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions		(124)
Other Long-Term Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		598
Total-closing balance		605	598
Other Long-Term Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		598
Service cost		61
Net interest on the defined benefit liability		0
Actuarial losses/(gains) arising from changes of assumptions		(1)
(Gains)/Losses arising from experience		(1)
Benefits paid		(49)
Translation adjustment and other		(3)
Total-closing balance		605	€ 598
Other Long-Term Benefits [Member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions		€ (1)